CONSOLIDATED STATEMENTS OF REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Redeemable Common Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Total Organogenesis Holdings Inc Stockholders' Equity (Deficit)	Total Organogenesis Holdings Inc Stockholders' Equity (Deficit) Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Non-controlling Interest in Affiliates
Balance at Dec. 31, 2016	$ (15,979)			$ 6	$ 33,563	$ (55,647)		$ (22,078)		$ 6,099
Balance (in shares) at Dec. 31, 2016				63,872,058
Shares issued in connection with NuTech Medical acquisition	10,270		$ 6,339		10,270			10,270
Shares issued in connection with NuTech Medical acquisition (in shares)			728,548	2,914,197
VIE deconsolidation	(9,336)					(1,374)		(1,374)		(7,962)
Extinguishment of subordinated notes - affiliates	4,577				4,577			4,577
Exercise of stock options	221				221			221
Exercise of stock options (in shares)				196,884
Warrants issued in connection with notes payable	959				959			959
Cash contributions from members of affiliates	1,000									1,000
Stock-based compensation expense	919				919			919
Accretion of redeemable common shares	(423)		$ 423		(423)			(423)
Net income (loss)	(7,525)					(8,388)		(8,388)		$ 863
Balance at Dec. 31, 2017	(15,317)		$ 6,762	$ 6	50,086	(65,409)		(15,317)
Balance (in shares) at Dec. 31, 2017			728,548	66,983,139
Exercise of stock options	119				119			119
Exercise of stock options (in shares)				76,654
Stock-based compensation expense	1,075				1,075			1,075
Proceeds from equity financing, net of issuance costs of $270	91,730			$ 2	91,728			91,730
Proceeds from equity financing, net of issuance costs of $270 (in shares)				15,561,473
Recapitalization costs	(11,206)				(11,206)			(11,206)
Exercise of common stock warrants	2,707				2,707			2,707
Exercise of common stock warrants (in shares)				746,475
Issuance of common stock for extinguishment of debt	42,764			$ 1	42,763			42,764
Issuance of common stock for extinguishment of debt (in shares)				6,502,679
Common stock issued in exchange for AHPAC shares (in shares)				1,390,993
Notification of exercise of put option of redeemable common stock			$ (6,762)
Net income (loss)	(64,831)					(64,831)		(64,831)
Balance at Dec. 31, 2018	$ 47,041	$ 332		$ 9	177,272	(130,240)	$ 332	47,041	$ 332
Balance (in shares) at Dec. 31, 2018	91,261,413		728,548	91,261,413
Exercise of stock options	$ 163				163
Exercise of stock options (in shares)				91,045
Stock-based compensation expense	700				700
Exercise of common stock warrants	628				628
Exercise of common stock warrants (in shares)				74,052
Common stock issued in warrant exchange					645	(645)
Common stock issued in warrant exchange (shares)				3,315,232
Redemption of redeemable common stock placed into treasury (in shares)			(728,548)
Net income (loss)	(36,056)					(36,056)
Balance at Sep. 30, 2019	12,808			$ 9	179,408	(166,609)
Balance (in shares) at Sep. 30, 2019				94,741,742
Balance at Dec. 31, 2018	$ 47,041	$ 332		$ 9	177,272	(130,240)	$ 332	47,041	$ 332
Balance (in shares) at Dec. 31, 2018	91,261,413		728,548	91,261,413
Exercise of stock options	$ 269				269			269
Exercise of stock options (in shares)	152,133			152,133
Stock-based compensation expense	$ 936				936			936
Exercise of common stock warrants	628				628			628
Exercise of common stock warrants (in shares)				74,052
Common stock issued in warrant exchange					645	(645)
Common stock issued in warrant exchange (shares)				3,315,232
Redemption of redeemable common stock placed into treasury (in shares)			(728,548)
Shares issued in the underwritten public offering	46,831			$ 1	46,830			46,831
Shares issued in the underwritten public offering (in shares)				10,068,056
Net income (loss)	(40,454)					(40,454)		(40,454)
Balance at Dec. 31, 2019	$ 55,583			$ 10	226,580	(171,007)		55,583
Balance (in shares) at Dec. 31, 2019	104,870,886			104,870,886
Balance at Jun. 30, 2019	$ 23,198			$ 9	178,412	(155,223)
Balance (in shares) at Jun. 30, 2019				91,342,722
Exercise of stock options	109				109
Exercise of stock options (in shares)				64,362
Stock-based compensation expense	242				242
Exercise of common stock warrants (in shares)				19,426
Common stock issued in warrant exchange					645	(645)
Common stock issued in warrant exchange (shares)				3,315,232
Net income (loss)	(10,741)					(10,741)
Balance at Sep. 30, 2019	12,808			$ 9	179,408	(166,609)
Balance (in shares) at Sep. 30, 2019				94,741,742
Balance at Dec. 31, 2019	$ 55,583			$ 10	226,580	(171,007)		$ 55,583
Balance (in shares) at Dec. 31, 2019	104,870,886			104,870,886
Shares issued in connection with NuTech Medical acquisition	$ 7,986				7,986
Shares issued in connection with NuTech Medical acquisition (in shares)				1,947,953
Exercise of stock options	$ 1,286			$ 1	1,285
Exercise of stock options (in shares)	638,315			638,315
Stock-based compensation expense	$ 1,164				1,164
Net income (loss)	(545)					(545)
Balance at Sep. 30, 2020	$ 65,474			$ 11	237,015	(171,552)
Balance (in shares) at Sep. 30, 2020	107,457,154			107,457,154
Balance at Jun. 30, 2020	$ 35,750			$ 11	228,225	(192,486)
Balance (in shares) at Jun. 30, 2020				105,417,168
Shares issued in connection with NuTech Medical acquisition	7,986				7,986
Shares issued in connection with NuTech Medical acquisition (in shares)				1,947,953
Exercise of stock options	318				318
Exercise of stock options (in shares)				92,033
Stock-based compensation expense	486				486
Net income (loss)	20,934					20,934
Balance at Sep. 30, 2020	$ 65,474			$ 11	$ 237,015	$ (171,552)
Balance (in shares) at Sep. 30, 2020	107,457,154			107,457,154